Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Series A convertible preferred shares, par value (in Dollars per share)	$ 0.0001
Series A convertible preferred shares, Authorized	12,916,700	12,916,700
Series A convertible preferred shares, issued	8,611,133	8,611,133
Series A convertible preferred shares, outstanding	8,611,133	8,611,133
Common Class A [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	20,115,570	20,115,570
Ordinary shares, issued	20,115,570	20,115,570
Ordinary shares, outstanding	20,115,570	20,115,570
Common Class B [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	466,967,730	466,967,730
Ordinary shares, issued	79,884,430	79,884,430
Ordinary shares, outstanding	79,884,430	79,884,430